CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Revenues, net	$ 969,442	$ 1,609,192	$ 3,459,000	$ 4,324,127	$ 6,295,739	$ 5,773,394
Cost of revenues	393,758	716,933	1,552,670	2,232,602	3,394,859	3,516,553
Gross profit	575,682	892,259	1,906,328	2,091,525	2,900,880	2,256,841
General and administrative expenses
Salaries and wages	825,678	934,529	2,338,401	2,359,106	3,332,645	3,822,589
Selling, general and administrative	2,127,425	3,751,848	5,682,691	10,167,562	13,282,909	7,924,233
Depreciation and amortization	222,440	76,720	617,468	510,618	737,463	544,138
Total general and administrative	3,175,543	4,763,097	8,638,560	13,037,286	17,353,017	12,290,960
Operating loss	(2,599,861)	(3,870,838)	(6,732,232)	(10,945,761)	(14,452,137)	(10,034,119)
Other income (expenses)
Interest expense	(350,013)	(1,300,814)	(1,257,229)	(2,026,141)	(3,047,358)	(1,337,243)
Other	0	456,724	0	334,995	(163,669)	29,288
Total other income (expenses)	(350,013)	(844,090)	(1,257,229)	(1,691,146)	(3,211,027)	(1,307,955)
Loss from continuing operations, before income tax	(2,949,874)	(4,714,928)	(7,989,461)	(12,636,907)	(17,663,164)	(11,342,074)
Income tax expense	0	0	0	0	(14,827)	(227,176)
Loss from continuing operations	(2,949,874)	(4,714,928)	(7,989,461)	(12,636,907)	(17,677,991)	(11,569,250)
Income from discontinued operations, net of tax	0	134,752	0	193,905	204,127	2,212,839
Loss on sale of discontinued operations, net of tax	0	(1,969,174)	0	(1,969,174)	(2,254,049)	0
Net loss	(2,949,874)	(6,549,350)	(7,989,461)	(14,412,176)	(19,727,913)	(9,356,411)
Preferred stock dividend	(277,980)	0	(277,980)	0
Net loss available to common stockholders	(3,227,854)	(6,549,350)	(8,267,441)	(14,412,176)
Net loss attributable to noncontrolling interest	(852,302)	(1,488,132)	(2,383,554)	(3,334,562)	(3,775,335)	(602,093)
Net loss attributable to MoneyOnMobile, Inc. shareholders	(2,375,552)	(5,061,218)	(5,883,887)	(11,077,614)	(15,952,578)	(8,754,318)
Other comprehensive income (loss):
Currency translation adjustments, net of tax	(272,887)	(169,346)	(392,921)	(1,558,236)	(1,423,659)	(1,292,743)
Total comprehensive loss	(3,500,741)	(6,718,696)	(8,660,362)	(15,970,412)	(21,151,572)	(10,649,154)
Comprehensive (loss) income attributable to:
Noncontrolling interest	(934,168)	(546,107)	(2,501,430)	(1,792,774)	(4,166,775)	(974,623)
MoneyOnMobile, Inc. shareholders	$ (2,566,573)	$ (6,172,589)	$ (6,158,932)	$ (14,177,638)	$ (16,984,797)	$ (9,674,531)
Net loss per share from continuing operations (in dollars per share)	$ (0.05)	$ (0.10)	$ (0.15)	$ (0.28)	$ (0.38)	$ (0.29)
Net (loss) income per share from discontinued operations (in dollars per share)	0	(0.04)	0	(0.04)	(0.04)	0.06
Net loss per share, basic and diluted (in dollars per share)	$ (0.04)	$ (0.10)	$ (0.11)	$ (0.25)	$ (0.34)	$ (0.22)
Weighted average number of shares outstanding, basic and diluted (in shares)	57,333,039	48,207,724	54,214,721	44,905,186	47,075,920	39,333,451